Investments in Affiliates (Schedule of Balances with Affiliates) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Non-trade receivables	$ 11	$ 15
Total due from affiliates	11	15
Short-term borrowings	36	34
Trade payables	9	4
Current Other liabilities	6	8
Total due to affiliates	$ 51	$ 46